VARIABLE INTEREST ENTITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES
Non-consolidated Variable Interest Entities
Aria. On April 30, 2015, the Company entered into a lease inducement (the “Aria Lease Inducement”) with Aria Health Consulting, LLC with respect to the Aria Subleases. The Aria Lease Inducement provided for a one-time payment from the Company to Aria Health Consulting, LLC equal to $2.0 million minus the security deposits and first month’s base and special rent for all Aria Subleases. On April 30, 2015, in connection with the Aria Lease Inducement, eight of the Aria Subleases were amended to, among other things, provide that the Aria Sublessees shall, collectively, pay to the Aria Sublessors special rent in the amount of $29,500 per month payable in advance on or before the first day of each month (except for the first special rent payment, which was subtracted from the lease inducement fee paid by the Company under the Aria Lease Inducement).
On July 17, 2015, the Company made a short-term loan to Highlands Arkansas Holdings, LLC, an affiliate of Aria (“HAH”), for working capital purposes, and, in connection therewith, HAH executed a promissory note (the “ HAH Note”) in favor of the Company. Since July 17, 2015, the HAH Note has been amended from time to time and currently has an outstanding principal amount of $1.0 million and matured on December 31, 2016. On October 6, 2015, HAH and the Company entered into a security agreement, whereby HAH granted the Company a security interest in all accounts arising from the business of HAH and the Aria Sublessees, and all rights to payment from patients, residents, private insurers and others arising from the business of HAH and the Aria Sublessees (including any proceeds thereof), as security for payment of the HAH Note, as amended, and certain rent and security deposit obligations of the Aria Sublessees under Aria Subleases. On March 1, 2017, the Company was advised that $0.8 million is available for repayment of the HAH Note in accordance with its terms. Accordingly, the Company has charged a $0.2 million bad debt expense to the Company’s unaudited consolidated statement of operations for the three months ended March 31, 2017. For further information, see Note 7 - Leases.

The Aria Lease Inducement and HAH Note entered into by the Company create a variable interest that may absorb some or all of the expected losses of the Variable Interest Entity (“VIE”). The Company does not consolidate the operating activities of the Aria Sublessees as the Company does not have the power to direct the activities that most significantly impact the VIE’s economic performance.

Effective February 3, 2016, each Aria Sublessor terminated the applicable Aria Sublease due to the applicable Aria Sublessee’s failure to pay rent pursuant to the terms of such sublease.

Peach Health. In connection with the Peach Health Sublease, the Company extended the Peach Line to Peach Health Sublessee in an amount of up to $1.0 million, with interest accruing on the unpaid balance under the Peach Line at a rate of 13.5% per annum. The entire principal amount due under the Peach Line, together with all accrued and unpaid interest thereunder, shall be due one year from the date of the first disbursement. The Peach Line is secured by a first priority security interest in Peach Health Sublessee’s assets and accounts receivable pursuant to a security agreement executed by Peach Health Sublessee. As of March 31, 2017, $1.0 million was outstanding on the Peach Line. For further information on the Peach Health Sublease and Peach line, see Note 7 - Leases and Note 17 - Subsequent Events.

The LOC creates a variable interest that may absorb some or all of a VIE’s expected losses. The Company does not consolidate the operating activities of the affiliates of Peach Health as the Company does not have the power to direct the activities that most significantly impact the VIE’s economic performance.

VARIABLE INTEREST ENTITIES
Consolidated Variable Interest Entity
The Company had one variable interest entity that was required to be consolidated because AdCare had control as primary beneficiary. A "primary beneficiary" is the party in a VIE that has both of the following characteristics: (i) the power to direct the activities of the VIE that most significantly impact the VIE's economic performance and (ii) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. For a further description of the VIE, see Note 18 - Related Party Transactions - Riverchase.
On March 3, 2014, the Company and certain of its subsidiaries entered into a letter agreement, dated as of February 28, 2014 (the "Letter Agreement"), with Christopher Brogdon (a then director of the Company and a greater than 5% beneficial owner of the outstanding common stock) and entities controlled by Mr. Brogdon, which: (i) amended the Company's previously-existing option to acquire all of the issued and outstanding membership interests in Riverchase, the Company's consolidated VIE, until June 22, 2015; and (ii) reduced the purchase price for the exercise of such option to $1.00. Furthermore, the Letter Agreement provides that, upon the closing of the sale of the Riverchase Village facility, a 105-bed assisted living facility located in Hoover, Alabama and owned by Riverchase, to an arms-length third party purchaser, regardless of whether the Company has exercised its option to purchase Riverchase, the net sales proceeds from such sale shall be distributed as follows: (a) one-half of the net sales proceeds will be paid to the Company; (b) the remaining net sales proceeds will be paid to the Company to satisfy the outstanding principal balance and interest (if any) then due under the promissory note issued by Mr. Brogdon in favor of the Company with an original principal amount of $523,663, with such payment to be applied in the order of scheduled amortization under the note; and (c) the balance of net sales proceeds will be paid to the Company.
On May 15, 2014, the Company and certain of its subsidiaries entered into an Amendment to the Letter Agreement (the "Letter Agreement First Amendment"), pursuant to which the Company agreed to pay $92,323 (the "Tax Payment") to the appropriate governmental authorities of Jefferson County, Alabama, such amount representing outstanding real property taxes due on the Riverchase Village facility. The Company determined that it was in its best interest to make the Tax Payment in order to preserve the Company's interest in the sale of the Riverchase Village facility. In connection with the Tax Payment, the parties also agreed to amend and restate the promissory note issued by Mr. Brogdon in favor of the Company to reflect a new principal amount of $615,986, which amount represents the original principal amount of the note plus the Tax Payment. Furthermore, the Letter Agreement First Amendment amended the Letter Agreement to provide that, if the closing of the sale of the Riverchase Village facility does not occur on or before December 31, 2014, then a payment of principal under the amended and restated promissory note equal to the Tax Payment will be due and payable to the Company on or before January 31, 2015.
On October 10, 2014, AdCare and certain of its subsidiaries entered into a second amendment to the Letter Agreement, as amended (the “Letter Agreement Second Amendment”), with Mr. Brogdon and entities controlled by Mr. Brogdon, pursuant to which the Company reduced the principal amount of the note issued by Mr. Brogdon by the amount equal to $92,323 (which represents the amount of the Tax Payment) plus $255,000 (which represents an offset of amounts owed by the Company to Mr. Brogdon under his Consulting Agreement with the Company). The Letter Agreement Second Amendment also amended the Letter Agreement, as amended, to provide that upon the closing of the sale of the Riverchase Village facility to a third party purchaser, the net sales proceeds from such sale shall be distributed so that any net sales proceeds shall first be paid to the Company to satisfy the $177,323 outstanding under the note issued by Riverchase to the Company, which note is discussed below.
AdCare was a guarantor of Riverchase’s obligations with respect to the Riverchase Bonds, and in order to preserve the Company's interest in the sale of the Riverchase Village facility, the Company made a payment in the amount of $85,000 (the "Principal Obligation") on behalf of Riverchase with respect to its obligations under the bonds. On October 10, 2014, Riverchase issued a promissory note in favor of the Company in the principal amount of $177,323, which represented the amount of Tax Payment plus the Principal Obligation. The note did not bear interest and was due upon the closing of the sale of the Riverchase Village facility.
On March 25, 2015, AdCare and certain of its subsidiaries entered into a third amendment to the Letter Agreement, as amended (the “Letter Agreement Third Amendment”), with Mr. Brogdon and entities controlled by him, pursuant to which Riverchase and the Company agreed to amend the promissory notes issued by Riverchase to the Company to: (i) increase the principal amount due under the promissory note issued by Riverchase to the Company by any additional real property tax payments made by the Company with respect to the Riverchase Village facility and (ii) to state that such promissory note would not bear interest.
The Letter Agreement Third Amendment amended the Letter Agreement to provide a schedule for the payment to the Company of the net sales proceeds resulting from a sale of the Riverchase Village facility to a third-party purchaser. The net sales proceeds from such sale shall be distributed to the Company as follows: (i) an amount sufficient to satisfy all amounts due and owing under the promissory note issued by Riverchase to the Company; (ii) one-half of the then remaining net sales proceeds; (iii) an amount sufficient to satisfy the amounts due and owing under the promissory note issued by Mr. Brogdon to the Company; and (iv) the then remaining balance of net sales proceeds.

In connection with the Letter Agreement Third Amendment, the Company and Mr. Brogdon agreed to amend the promissory note issued by Mr. Brogdon to the Company. Pursuant to this amendment, the principal balance plus any accrued interest under the promissory note issued by Mr. Brogdon to the Company would be due and payable on the earlier of: (i) December 31, 2015; or (ii) the closing of the sale of the Riverchase Village facility.
On June 11, 2015, Omega executed an Asset Purchase Agreement (the “Omega Purchase Agreement”) for $6.75 million and had a closing deadline of August 31, 2015. The Omega Purchase Agreement was later amended on August 6, 2015 to, among other things, extend the closing deadline from August 31, 2015 to September 30, 2015 as well as increase the purchase price from $6.75 million to $6.85 million. The Omega Purchase Agreement was later amended for a second time on September 30, 2015 to, among other things, extend the closing deadline from September 30, 2015 to November 30, 2015.

Riverchase completed the sale of the Riverchase Village facility effective November 20, 2015. As of November 20, 2015, proceeds to repay the full balance of the facility’s senior debt were deposited with the lender/bond trustee. On November 23, 2015, the Company announced that Christopher Brogdon had informed the Board of his decision to accelerate his resignation from the Board to be effective as of November 20, 2015.

As of December 31, 2016, principal due and payable under the promissory note issued by Riverchase was $95,000. This note was fully allowed at December 31, 2015.

The facility assets were sold while the VIE was still consolidated and, as such, the sale of the Riverchase Village facility is reflected in the Company's financial statements. The accounting for the operations and the sale are reflected in discontinued operations.

As a result of the Riverchase Village sale and resulting payoff of the Riverchase Bonds, the Company was no longer the guarantor of the underlying debt. In consideration of this and the fact that the Company no longer holds a purchase option for the Riverchase Village facility, the Company determined it was no longer the primary beneficiary and determined it should deconsolidate the Riverchase VIE. As part of the deconsolidation of the Riverchase VIE, an eliminated intercompany balance of approximately $1.6 million consisting of operating losses sustained from 2010-2013, which were funded by AdCare and recognized in AdCare’s consolidated statements of operations from 2010-2013 attributable to the non-controlling interest in 2010-2013, were re-attributed to the Company’s shareholders.

Non-consolidated Variable Interest Entities
Aria. On April 30, 2015, the Company entered into a lease inducement (the "Aria Lease Inducement") with Aria Health Consulting, LLC with respect to the Aria Subleases. The Aria Lease Inducement provided for a one-time payment from the Company to Aria Health Consulting, LLC equal to $2.0 million minus the security deposits and first month's base and special rent for all Aria Sublessees. On April 30, 2015, in connection with the Aria Lease Inducement, eight sublease agreements with Aria Sublessees were amended to, among other things, provide that the Aria Sublessees shall, collectively, pay to the Aria Sublessors special rent in the amount of $29,500 per month payable in advance on or before the first day of each month (except for the first special rent payment, which shall be subtracted from the lease inducement fee paid by the Company under the Aria Lease Inducement).
On July 17, 2015, the Company made a short-term loan, with an annual interest rate of 13.5%, to HAH and, in connection therewith, HAH executed the HAH Note, as subsequently amended, in favor of the Company. Since July 17, 2015, the HAH Note has been amended from time to time and currently has an outstanding principal amount of $1.0 million and matured on December 31, 2015. On October 6, 2015, HAH and the Company entered into a security agreement, whereby HAH granted the Company a security interest in all accounts arising from the business of HAH and the Aria Sublessees, and all rights to payment from patients, residents, private insurers and others arising from the business of HAH and the Aria Sublessees (including any proceeds thereof), as security for payment of the HAH Note, as amended, and certain rent and security deposit obligations of the Aria Sublessees under Aria Subleases. The Company is currently seeking the repayment of the HAH Note in accordance with its terms and expects full repayment. For further information, see Note 7 - Leases.

The Aria Lease Inducement and HAH Note entered into by the Company create a variable interest that may absorb some or all of a VIE’s expected losses. The Company does not consolidate the operating activities of the Aria Sublessees as the Company does not have the power to direct the activities that most significantly impact the VIE’s economic performance (see Note 7 - Leases).
Beacon. On August 1, 2015, the Company entered into a Lease Inducement Fee Agreement with certain affiliates of Beacon Health Management, LLC ("Beacon"), pursuant to which the Company paid a fee of $0.6 million as a lease inducement for certain affiliates of Beacon (the "Beacon Sublessees") to enter into sublease agreements and to commence such subleases and transfer operations thereunder (see Note 7 - Leases). The inducement fee was paid net of certain other fees and costs owed by the affiliates of, including the first month of base rent for all of the Beacon facilities and the first month of special rent pertaining to the four of such facilities.
On August 1, 2015, the Company made a short-term loan to certain affiliates of Beacon (collectively, the "Beacon Affiliates") and, in connection therewith, Beacon Affiliates executed a promissory note maturing on May 31, 2016 in the amount $0.6 million (the "Beacon Note"), as amended, in favor of the Company. Interest accrues on the unpaid principal balance of the note at a rate of 18% per annum. Until all amounts due and owing under the note have been paid, the Beacon Sublessees will not pledge, as security, any of the accounts receivable relating to the respective facilities that such entities sublease from affiliates of the Company. As of June 30, 2016, $0.6 million outstanding principal on the Beacon Note was paid in full.

The Beacon Lease Inducement and Beacon Note entered into by the Company create a variable interest that may absorb some or all of a VIE’s expected losses. The Company does not consolidate the operating activities of the Beacon Sublessees as the Company does not have the power to direct the activities that most significantly impact the VIE’s economic performance (see Note 7 - Leases).
Peach Health. In connection with the Peach Health Sublease, the Company extended the Peach Line to Peach Health Sublessee in an amount of up to $1.0 million, with interest accruing on the unpaid balance under the Peach Line at a rate of 13.5% per annum. The entire principal amount due under the Peach Line, together with all accrued and unpaid interest thereunder, shall be due one year from the date of the first disbursement. The Peach Line is secured by a first priority security interest in Peach Health Sublessee’s assets and accounts receivable pursuant to a security agreement executed by Peach Health Sublessee. As of December 31, 2016, $0.7 million was outstanding on the Peach Line. For further information on the Peach Health Sublease, see Note 7 - Leases and Note 19 - Subsequent Events.

The Peach Line creates a variable interest that may absorb some or all of a VIE’s expected losses. The Company does not consolidate the operating activities of the affiliates of Peach Health as the Company does not have the power to direct the activities that most significantly impact the VIE’s economic performance.